EQUITY SETTLED SHARE-BASED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
EQUITY SETTLED SHARE-BASED TRANSACTIONS
Schedule of stock option activity

				Weighted
		Weighted		average
		average		remaining	Aggregate
	Number	exercise		contractual	intrinsic
	of options	price		term	value
Balance at January 1, 2014	36,771,900	USD	0.163	6.17	—
Granted	46,524,100	USD	0.163	7.86	46,571
Exercised	—		—	—	—
Forfeited	—		—	—	—
Expired	—		—	—	—
Balance at December 31, 2014	83,296,000	USD	0.163	6.67	83,379

Exercisable at December 31, 2014	—		—	—	—
Balance at January 1, 2015	83,296,000	USD	0.163	6.67	83,379
Granted	—		—	—	—
Exercised	—		—	—	—
Forfeited	(4,639,500)	USD	0.163	6.92	(7,504)
Expired	—		—	—	—
Balance at December 31, 2015	78,656,500	USD	0.163	5.60	127,216

Exercisable at December 31, 2015	—		—	—	—
Balance at January 1, 2016	78,656,500	USD	0.163	5.60	127,216
Granted	63,741,271	USD	0.565	6.25	113,018
Exercised	(9,549,860)	USD	0.163	—	(43,562)
Forfeited	(9,447,057)	USD	0.174	4.52	(42,382)
Expired	—		—	—	—
Balance at December 31, 2016	123,400,854	USD	0.370	5.38	385,869

Exercisable at December 31, 2016	40,422,998	USD	0.163	3.55	126,401

Schedule of fair value of share options and assumptions

	2014	2015	2016
	RMB	RMB	RMB

Expected volatility (expressed as weighted average volatility)	39.53%	—	48.44%
Option life	6.97-8.97	—	5.97-8
Expected dividends	—	—	0-1.8%
Risk-free interest rate	1.41%-1.61%	—	1.43%-1.94%

Schedule of restricted stock unit activity

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number	exercise	contractual	intrinsic
	of units	price	term	value
Balance at January 1, 2015	—	—		—
Granted	12,665,000		2.21	33,857
Exercised	—	—	—	—
Forfeited	(2,875,125)	—	1.25	(7,686)
Expired	—	—	—	—
Balance at December 31, 2015	9,789,875	—	1.25	26,171

Exercisable at December 31, 2015
Balance at January 1, 2016	9,789,875	—	1.25	26,171
Granted	31,924,995		0.24	181,757
Exercised	(2,452,960)	—	—	(13,965)
Forfeited	(3,723,826)	—	1.21	(21,201)
Expired	—	—	—	—
Balance at December 31, 2016	35,538,084	—	1.16	202,328

Exercisable at December 31, 2016